Operating Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost	¥ 10,904	¥ 18,537	¥ 39,333
Lease cost for leases with terms less than one year	178	1,356	990
Total lease cost	¥ 11,082	¥ 19,893	¥ 40,323